Financial assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial assets
26	Financial assets

	Notes	2021 RMB million	2020 RMB million
Other equity instrument investments (FVOCI)	(i)
- Non-listed shares		40	100
- Non-tradable shares		523	699

		563	799

Other non-current financial assets (FVPL) (Note 28)	(i)
- Listed shares		68	64
- Non-listed shares		27	28
Other non-current financial assets (amortized cost)	(ii)
- Long-term receivables		494	—

		589	92

Notes:

(i)	Dividend income generated from the investments amounted to RMB4 million for the year of 2021 in total (2020: RMB23 million).
(ii)
During the year ended December 31, 2021, the Group derecognized certain aircraft under finance lease agreements as a lessor and recognized long-term receivables. As at December 31, 2021, long-term receivables (including the portion due within one year) was RMB783 million (Note 19(c)), among which RMB183 million was recorded in the amounts due from related parties (Note 42(a)).